GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments

August 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 108.1%
Gathering + Processing – 38.0%
3,582,817	Hess Midstream LP Class A	$ 144,065,072
1,086,508	Kinetik Holdings, Inc.	59,573,234
322,210	Kodiak Gas Services, Inc.	18,936,282
3,561,939	MPLX LP	210,759,931
281,204	ONEOK, Inc.	26,998,396
196,547	Targa Resources Corp.	57,716,026
3,217,099	Western Midstream Partners LP	154,742,462
839,808	Williams Cos., Inc.	63,027,590

		735,818,993

Marketing | Retail – 1.1%
1,161,944	Suburban Propane Partners LP	20,461,834

Marketing | Wholesale – 9.8%
527,505	Global Partners LP	27,087,382
1,377,620	Sunoco LP	104,754,225
749,095	Sunococorp LLC	58,204,681

		190,046,288

Other – 0.8%
16,589	GE Vernova, Inc.	14,905,714

Other | Liquefaction – 6.2%
765,728	Cheniere Energy Partners LP	53,823,021
223,504	Cheniere Energy, Inc.	65,193,882

		119,016,903

Pipeline Transportation | Natural Gas – 28.8%
515,764	DT Midstream, Inc.	67,575,399
11,066,912	Energy Transfer LP	238,049,277
4,079,874	Enterprise Products Partners LP	158,380,709
241,401	Keyera Corp.	10,469,796
443,614	Kinder Morgan, Inc.	14,302,116
732,373	Rockpoint Gas Storage, Inc. Class A	13,612,272
401,729	TC Energy Corp.	25,153,896
2,077,620	Venture Global, Inc. Class A	30,416,357

		557,959,822

Pipeline Transportation | Petroleum – 16.3%
257,141	Delek Logistics Partners LP	14,263,611
499,273	Enbridge, Inc.	25,295,970
3,031,750	Genesis Energy LP	49,478,160
2,710,183	NGL Energy Partners LP*	51,412,172

Shares	Description	Value

Common Stocks – (continued)
Pipeline Transportation | Petroleum – (continued)
301,268	Pembina Pipeline Corp.	$ 14,685,715
6,254,825	Plains All American Pipeline LP	160,436,261

		315,571,889

Production + Mining | Hydrocarbon – 1.1%
221,437	Expand Energy Corp.	21,736,256

Services | Midstream – 3.2%
1,525,338	USA Compression Partners LP	41,275,646
660,661	WaterBridge Infrastructure LLC Class A	21,009,020

		62,284,666

Services | Upstream – 2.8%
928,171	Archrock, Inc.	29,255,950
1,005,852	BKV Corp.*	24,301,384

		53,557,334

TOTAL COMMON STOCKS (Cost $1,656,457,445)		$2,091,359,699

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Central Government Fund — Institutional Shares
5,773,178	3.779%	$ 5,773,178
(Cost $5,773,178)

TOTAL INVESTMENTS – 108.4% (Cost $1,662,230,623)		$2,097,132,877

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES – (8.4)%		(162,680,814)

NET ASSETS – 100.0%		$1,934,452,063

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

August 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership